Equity Awards and Warrants - Stock Options and Other Equity Awards (Details) - $ / shares			1 Months Ended				3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 13, 2023	Aug. 31, 2022	Apr. 30, 2022	Sep. 30, 2020	Jul. 31, 2020	Jan. 31, 2020	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grant date fair value												$ 0.34	$ 1.09
Options outstanding, vested														9,900,000	12,800,000
Options outstanding, nonvested														7,500,000	5,800,000
Award vesting period												4 years
Issuance of common stock upon vesting of stock based compensation awards, shares															200,000
Warrant exercises (in shares)														1,400,000	26,700,000
Shares issued during the period new issues shares	400,000	4,600,000					500,000							7,900,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised, exercise price														$ 1.06
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised, exercise price														$ 0.63
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercises (in shares)								657,000	11,000	963,000	668,000			1,642,000	37,941,000
Shares issued during the period new issues shares									6,860,000					38,035,000	667,000
Stock Issued For Incentive Compensation And Tendered For Income Tax Shares					300,000						1,014,000
Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued For Incentive Compensation And Tendered For Income Tax Shares					200,000
Management, Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares														3,000,000.0
Management, Employees And Consultants [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price														$ 2.23
Stock options grant date fair value														1.71
Management, Employees And Consultants [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price														0.43
Stock options grant date fair value														$ 0.33
Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares				3,350,000
Percent of salary in lieu of cash, net of payroll deductions and withholding taxes			25.00%
Shares issued			522,382											317,441
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted, shares						11,700,000									4,350,000
Stock units forfeited															3,900,000
Issuance of common stock upon vesting of stock based compensation awards, shares														400,000
Performance Shares [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted, shares				4,350,000
Award vesting period				3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price												$ 0.41
Stock option granted, Shares												12,400,000	11,300,000
Award vesting period														3 years
Stock Options | Management, Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term														10 years
Award vesting period														3 years
Restricted Stock Units (RSUs) [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted, shares				1,120,000
Award vesting period				3 years
Issuance of common stock upon vesting of stock based compensation awards, shares														400,000